Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions	Party-In-Interest Transactions
Transactions in shares of the Intel Stock Fund qualify as party-in-interest transactions under the provisions of ERISA. During 2025, the Plan made purchases of the Company’s common stock of $13,428,256 and sales and distributions totaling $40,851,436. In addition, the Plan holds investments managed by affiliates of Fidelity and BNY Mellon, which also qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held $6,593,200,969 and $5,932,495,007, respectively, of investments managed by affiliates of Fidelity. The Plan held $1,973,376 and $2,116,057 of investments managed by BNY Mellon as of December 31, 2025 and 2024, respectively.
The Plan also invests in collective investment trust funds within the CIT Trust, a proprietary collective investment trust, which qualifies as party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held $11,225,249,262 and $10,238,554,721, respectively, in collective investment trust funds within the CIT Trust.
In addition, notes receivable from participants, as disclosed in the statements of net assets available for benefits, qualify as party-in-interest transactions.